UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	        WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 100 Shoreline Highway, Suite B-390
		 Mill Valley, CA 94941
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Eugene Cheuk
Title:   Chief Financial Officer
Phone:   (415)322-6203
Signature,       		Place,         	and Date of Signing
Eugene Cheuk  			California	February 14, 2013

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	28
Form 13F Information Table Value Total:	142,788,000

List of Other Included Managers:
NONE
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
Name Of Issuer                  Title of Class  Cusip       Market Value Shr/Prn SH PRN PUT/ Invest Other  	Sole     Shared  Other
							    (x1000)	 Amount		CALL	    Mgrs

ALLEGHANY CORP (DEL)                  COM        017175100  5,854        17,453   SH              		SOLE      17,453
AMERICAN INTL GROUP INC             COM NEW      026874784  6,800        192,644  SH              		SOLE     192,644
AVIS BUDGET GROUP                     COM        053774105  7,830        395,058  SH              		SOLE     395,058
AVNET INC                             COM        053807103  1,226        40,062   SH              		SOLE      40,062
BERKSHIRE HATHAWAY INC DEL            CL A       084670108  8,848        66       SH              		SOLE          66
CENTRAL FD CDA LTD                    CL A       153501101  863          41,046   SH              		SOLE      41,046
CHESAPEAKE ENERGY CORP                COM        165167107  5,456        328,255  SH              		SOLE     328,255
CHESAPEAKE ENERGY CORP                CALL       165167907  113          322      SH   CALL       		SOLE         322
CHESAPEAKE ENERGY CORP                CALL       165167907  251          552      SH   CALL       		SOLE         552
COINSTAR INC                          COM        19259P300  6,401        123,081  SH              		SOLE     123,081
DEVON ENERGY CORP NEW                 COM        25179M103  3,986        76,593   SH              		SOLE      76,593
FREIGHTCAR AMER INC                   COM        357023100  1,131        50,429   SH              		SOLE      50,429
GENWORTH FINL INC                   COM CL A     37247D106  3,304        439,933  SH              		SOLE     439,933
HALLIBURTON CO                        COM        406216101  12,029       346,749  SH              		SOLE     346,749
HILLENBRAND INC                       COM        431571108  10,906       482,370  SH              		SOLE     482,370
ISHARES GOLD TRUST                  ISHARES      464285105  4,070        250,000  SH              		SOLE     250,000
LABORATORY CORP AMER HLDGS          COM NEW      50540R409  5,410        62,461   SH              		SOLE      62,461
LOCKHEED MARTIN CORP                  COM        539830109  11,113       120,419  SH              		SOLE     120,419
MARKET VECTORS ETF TR            GOLD MINER ETF  57060U100  1,704        36,741   SH              		SOLE      36,741
MARKET VECTORS ETF TR                 CALL       57060U900  1            10       SH   CALL       		SOLE          10
MARKET VECTORS ETF TR                 CALL       57060U900  1            200      SH   CALL       		SOLE         200
SPDR GOLD TRUST                     GOLD SHS     78463V107  3,726        23,000   SH             		SOLE      23,000
SPROTT PHYSICAL GOLD TRUST            UNIT       85207H104  5,997        421,993  SH              		SOLE     421,993
SPROTT PHYSICAL SILVER TRUST        TR UNIT      85207K107  1,325        110,085  SH              		SOLE     110,085
TRAVELERS COMPANIES INC               COM        89417E109  9,139        127,253  SH              		SOLE     127,253
U.S. BANCORP DEL                    COM NEW      902973304  8,352        261,500  SH              		SOLE     261,500
WELLPOINT INC                         COM        94973V107  8,394        137,781  SH              		SOLE     137,781
WESTERN DIGITAL CORP                  COM        958102105  8,558        201,407  SH              		SOLE     201,407